Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
1 / December 2023
Issues
Maturity
Date
Principal
Amount Value
BONDS – 98.81%
ASSET-BACKED SECURITIES — 0.63%**
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
1,2,3
$ 37,778 $ 34,167
Total Asset-Backed Securities
(Cost $37,778)
CORPORATES — 82.45%*
Banking — 12.37%
Bank of America Corp.
2.30% 07/21/32
3
10,000 8,175
2.69% 04/22/32
3
20,000 16,908
Bank of America Corp.
(MTN)
1.92% 10/24/31
3
20,000 16,267
2.09% 06/14/29
3
125,000 110,371
Bank of America Corp.,
Series N
1.66% 03/11/27
3
58,000 53,736
HSBC Holdings PLC
(United Kingdom)
2.80% 05/24/32
3,4
90,000 75,217
JPMorgan Chase & Co.
2.07% 06/01/29
3
25,000 22,189
Lloyds Banking Group PLC
(United Kingdom)
1.63% 05/11/27
3,4
10,000 9,173
3.57% 11/07/28
3,4
35,000 32,955
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,4
5,000 4,982
PNC Financial Services Group, Inc. (The)
5.07% 01/24/34
3
50,000 48,965
6.88% 10/20/34
3
5,000 5,558
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,4
55,000 54,388
U.S. Bancorp
4.84% 02/01/34
3
20,000 19,203
5.85% 10/21/33
3
15,000 15,496
UBS Group AG
(Switzerland)
1.31% 02/02/27
3,4,5
30,000 27,487
3.09% 05/14/32
3,4,5
30,000 25,587
6.54% 08/12/33
3,4,5
20,000 21,325
Wells Fargo & Co.
5.39% 04/24/34
3
15,000 15,073
Wells Fargo & Co.
(MTN)
3.35% 03/02/33
3
105,000 91,879
674,934
Communications — 7.07%
AT&T, Inc.
3.80% 12/01/57 38,000 28,447
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30% 02/01/32 $ 20,000 $ 15,937
3.90% 06/01/52 5,000 3,416
5.38% 05/01/47 42,000 35,937
5.75% 04/01/48 5,000 4,444
Comcast Corp.
4.00% 11/01/49 15,000 12,586
Cox Communications, Inc.
2.60% 06/15/31
5
40,000 33,912
Fox Corp.
6.50% 10/13/33 15,000 16,252
Meta Platforms, Inc.
5.60% 05/15/53 15,000 16,300
Qwest Corp.
7.25% 09/15/25 20,000 19,575
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
5
35,000 27,384
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
5.15% 03/20/28
5
12,750 12,699
Tencent Holdings Ltd.
(Cayman Islands)
3.98% 04/11/29
4,5
30,000 28,519
Time Warner Cable LLC
5.50% 09/01/41 33,000 28,592
T-Mobile USA, Inc.
2.55% 02/15/31 93,000 80,147
Vodafone Group PLC
(United Kingdom)
4.25% 09/17/50
4
26,000 21,676
385,823
Consumer Discretionary — 4.01%
Altria Group, Inc.
3.70% 02/04/51 5,000 3,534
3.88% 09/16/46 11,000 8,285
5.95% 02/14/49 15,000 15,307
Amcor Finance USA, Inc.
5.63% 05/26/33 20,000 20,833
Bacardi Ltd.
(Bermuda)
4.70% 05/15/28
4,5
20,000 19,614
BAT Capital Corp.
4.39% 08/15/37 35,000 29,355
4.54% 08/15/47 20,000 15,389
Imperial Brands Finance PLC
(United Kingdom)
4.25% 07/21/25
4,5
35,000 34,402
JDE Peet's NV
(Netherlands)
2.25% 09/24/31
4,5
25,000 20,063
WarnerMedia Holdings, Inc.
5.14% 03/15/52 60,000 51,685
218,467

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 2
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Diversified REITs — 3.50%
American Assets Trust LP
3.38% 02/01/31 $ 30,000 $ 24,513
American Tower Corp.
2.70% 04/15/31 21,000 18,047
Crown Castle, Inc.
3.30% 07/01/30 50,000 44,864
GLP Capital LP/GLP Financing II, Inc.
3.25% 01/15/32 2,000 1,700
4.00% 01/15/30 30,000 27,435
LXP Industrial Trust
2.38% 10/01/31 5,000 4,041
2.70% 09/15/30 45,000 37,344
VICI Properties LP
5.13% 05/15/32 20,000 19,524
Weyerhaeuser Co.
3.38% 03/09/33 15,000 13,325
190,793
Electric — 8.34%
AEP Transmission Co. LLC,
Series M
3.65% 04/01/50 5,000 3,946
AEP Transmission Co. LLC,
Series N
2.75% 08/15/51 40,000 26,091
Alabama Power Co.
5.50% 03/15/41 9,000 9,028
Alliant Energy Finance LLC
1.40% 03/15/26
5
45,000 40,849
Appalachian Power Co.
4.45% 06/01/45 10,000 8,563
Arizona Public Service Co.
3.35% 05/15/50 10,000 7,210
6.35% 12/15/32 15,000 16,322
Baltimore Gas and Electric Co.
2.90% 06/15/50 33,000 22,728
Black Hills Corp.
4.35% 05/01/33 35,000 32,484
Commonwealth Edison Co.
6.45% 01/15/38 10,000 11,110
Consolidated Edison Co. of New York, Inc.,
Series 2017
3.88% 06/15/47 5,000 4,074
Duke Energy Carolinas LLC
3.75% 06/01/45 70,000 56,212
3.88% 03/15/46 15,000 12,229
Evergy, Inc.
2.45% 09/15/24 5,000 4,889
FirstEnergy Transmission LLC
5.45% 07/15/44
5
30,000 29,095
Interstate Power and Light Co.
2.30% 06/01/30 20,000 17,135
Metropolitan Edison Co.
4.00% 04/15/25
5
19,000 18,505
Narragansett Electric Co. (The)
3.40% 04/09/30
5
10,000 9,113
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Niagara Mohawk Power Corp.
5.78% 09/16/52
5
$ 10,000 $ 10,428
PacifiCorp.
4.13% 01/15/49 30,000 24,433
Public Service Co. of New Mexico
3.85% 08/01/25 20,000 19,489
Virginia Electric & Power Co.,
Series B
3.80% 09/15/47 10,000 8,041
Virginia Electric and Power Co.
2.45% 12/15/50 12,000 7,424
Vistra Operations Co., LLC
3.55% 07/15/24
5
6,000 5,921
Xcel Energy, Inc.
4.80% 09/15/41 55,000 49,675
454,994
Energy — 5.03%
Aker BP ASA
(Norway)
3.10% 07/15/31
4,5
30,000 25,709
Boston Gas Co.
3.76% 03/16/32
5
10,000 8,922
Energy Transfer LP
5.00% 05/15/50 15,000 13,437
5.40% 10/01/47 6,000 5,613
6.13% 12/15/45 12,000 12,170
EQM Midstream Partners LP
6.50% 07/15/48 8,000 8,300
KeySpan Gas East Corp.
5.82% 04/01/41
5
15,000 14,724
Kinder Morgan Energy Partners LP
(MTN)
6.95% 01/15/38 5,000 5,508
Kinder Morgan, Inc.
(GMTN)
7.80% 08/01/31 5,000 5,735
NGPL Pipe Co. LLC
3.25% 07/15/31
5
20,000 17,383
4.88% 08/15/27
5
10,000 9,819
Plains All American Pipeline LP/PAA Finance Corp.
4.50% 12/15/26 13,000 12,855
Rockies Express Pipeline LLC
3.60% 05/15/25
5
30,000 29,083
6.88% 04/15/40
5
17,000 16,745
Sabine Pass Liquefaction LLC
4.20% 03/15/28 3,000 2,940
Southern Co. Gas Capital Corp.
4.40% 06/01/43 10,000 8,485
5.88% 03/15/41 15,000 15,316
Southern Natural Gas Co. LLC
4.80% 03/15/47
5
15,000 12,689
TransCanada PipeLines Ltd.
(Canada)
4.63% 03/01/34
4
25,000 23,696
5.00% 10/16/43
4
15,000 14,107

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
3 / December 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Williams Cos., Inc. (The)
3.50% 10/15/51 $ 15,000 $ 10,965
274,201
Finance — 10.19%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.00% 10/29/28
4
15,000 13,702
3.30% 01/30/32
4
28,000 24,403
3.88% 01/23/28
4
4,000 3,807
Air Lease Corp.
3.63% 12/01/27 19,000 18,018
4.25% 09/15/24 10,000 9,889
American Express Co.
6.49% 10/30/31
3
20,000 21,708
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
4,5
3,000 2,660
2.75% 02/21/28
4,5
10,000 8,894
4.38% 05/01/26
4,5
10,000 9,696
Capital One Financial Corp.
3.27% 03/01/30
3
10,000 8,937
Citigroup, Inc.
2.52% 11/03/32
3
40,000 32,953
2.57% 06/03/31
3
60,000 51,284
2.98% 11/05/30
3
1,000 892
Discover Financial Services
6.70% 11/29/32 20,000 20,973
Goldman Sachs Group, Inc. (The)
1.99% 01/27/32
3
35,000 28,349
2.60% 02/07/30 80,000 70,369
JPMorgan Chase & Co.
2.55% 11/08/32
3
40,000 33,446
3.90% 01/23/49
3
65,000 54,191
LSEGA Financing PLC
(United Kingdom)
2.00% 04/06/28
4,5
30,000 26,867
Morgan Stanley
2.48% 09/16/36
3
40,000 31,776
Morgan Stanley
(GMTN)
3.77% 01/24/29
3
20,000 19,105
Morgan Stanley
(MTN)
1.93% 04/28/32
3
25,000 20,065
Park Aerospace Holdings Ltd.
(Cayman Islands)
5.50% 02/15/24
4,5
2,000 1,996
Pipeline Funding Co. LLC
7.50% 01/15/30
5
25,212 26,911
Raymond James Financial, Inc.
3.75% 04/01/51 20,000 15,153
556,044
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Food — 2.01%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
5.75% 04/01/33
4
$ 10,000 $ 9,901
6.50% 12/01/52
4
25,000 25,135
Kraft Heinz Foods Co.
4.63% 10/01/39 10,000 9,348
Pilgrim's Pride Corp.
3.50% 03/01/32 45,000 38,157
Smithfield Foods, Inc.
2.63% 09/13/31
5
35,000 27,227
109,768
Health Care — 9.96%
AbbVie, Inc.
4.40% 11/06/42 10,000 9,299
Alcon Finance Corp.
2.60% 05/27/30
5
30,000 26,022
Amgen, Inc.
4.40% 05/01/45 10,000 8,910
4.88% 03/01/53 10,000 9,377
5.65% 03/02/53 5,000 5,274
5.75% 03/02/63 10,000 10,534
Barnabas Health, Inc.,
Series 2012
4.00% 07/01/28 5,000 4,819
Baxter International, Inc.
3.95% 04/01/30 10,000 9,486
Bayer U.S. Finance II LLC
4.38% 12/15/28
5
15,000 14,269
4.88% 06/25/48
5
17,000 14,356
Centene Corp.
3.00% 10/15/30 21,000 18,213
Children's Hospital Medical Center
2.82% 11/15/50 20,000 13,694
Cigna Group (The)
5.40% 03/15/33 5,000 5,207
CommonSpirit Health
2.78% 10/01/30 5,000 4,340
CVS Health Corp.
5.05% 03/25/48 18,000 16,907
5.25% 02/21/33 28,000 28,646
Elanco Animal Health, Inc.
6.65% 08/28/28 5,000 5,194
HCA, Inc.
5.25% 06/15/49 35,000 32,580
Illumina, Inc.
2.55% 03/23/31 20,000 16,929
IQVIA, Inc.
6.25% 02/01/29
5
10,000 10,449
Mass General Brigham, Inc.,
Series 2020
3.34% 07/01/60 10,000 7,210
OhioHealth Corp.,
Series 2020
3.04% 11/15/50 15,000 11,086

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Pfizer Investment Enterprises Pte Ltd.
(Slovenia)
4.75% 05/19/33
4
$ 5,000 $ 5,011
Revvity, Inc.
2.55% 03/15/31 25,000 21,300
Roche Holdings, Inc.
5.59% 11/13/33
5
15,000 16,179
Royalty Pharma PLC
(United Kingdom)
1.75% 09/02/27
4
45,000 40,383
Sharp HealthCare,
Series 20B
2.68% 08/01/50 50,000 32,806
Smith & Nephew PLC
(United Kingdom)
2.03% 10/14/30
4
30,000 24,858
STERIS Irish FinCo UnLtd Co.
(Ireland)
2.70% 03/15/31
4
20,000 17,166
Thermo Fisher Scientific, Inc.
5.09% 08/10/33 10,000 10,424
UnitedHealth Group, Inc.
3.70% 08/15/49 10,000 8,157
4.25% 04/15/47 15,000 13,406
Universal Health Services, Inc.
1.65% 09/01/26 40,000 36,437
West Virginia United Health System Obligated Group,
Series 2020
3.13% 06/01/50 35,000 23,394
Zoetis, Inc.
5.60% 11/16/32 10,000 10,730
543,052
Health Care REITs — 0.81%
Healthcare Realty Holdings LP
3.63% 01/15/28 30,000 27,693
Physicians Realty LP
2.63% 11/01/31 20,000 16,471
44,164
Hotel & Resort REITs — 0.33%
Host Hotels & Resorts LP,
Series I
3.50% 09/15/30 20,000 17,873
Industrial REITs — 0.29%
Rexford Industrial Realty LP
2.15% 09/01/31 20,000 16,074
Industrials — 2.22%
Amcor Flexibles North America, Inc.
2.63% 06/19/30 5,000 4,339
BAE Systems Holdings, Inc.
3.85% 12/15/25
5
20,000 19,574
Berry Global, Inc.
1.57% 01/15/26 28,000 26,044
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
Boeing Co. (The)
5.93% 05/01/60 $ 12,000 $ 12,484
CCL Industries, Inc.
(Canada)
3.05% 06/01/30
4,5
25,000 21,918
Northrop Grumman Corp.
5.15% 05/01/40 5,000 5,071
Sealed Air Corp.
1.57% 10/15/26
5
20,000 18,038
Sonoco Products Co.
3.13% 05/01/30 10,000 9,011
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.63% 04/28/26
4,5
5,000 4,835
121,314
Information Technology — 3.34%
Broadcom, Inc.
2.60% 02/15/33
5
25,000 20,600
3.14% 11/15/35
5
25,000 20,566
CDW LLC/CDW Finance Corp.
3.28% 12/01/28 25,000 22,925
Fiserv, Inc.
2.65% 06/01/30 15,000 13,197
Intel Corp.
3.25% 11/15/49 5,000 3,721
5.70% 02/10/53 5,000 5,420
Micron Technology, Inc.
2.70% 04/15/32 25,000 21,016
Open Text Corp.
(Canada)
6.90% 12/01/27
4,5
17,000 17,638
Oracle Corp.
3.60% 04/01/50 45,000 33,371
3.95% 03/25/51 12,000 9,443
Take-Two Interactive Software, Inc.
4.00% 04/14/32 15,000 14,289
182,186
Insurance — 5.34%
Allstate Corp. (The)
3.85% 08/10/49 20,000 16,194
Aon Corp./Aon Global Holdings PLC
3.90% 02/28/52 15,000 11,942
Arthur J Gallagher & Co.
3.05% 03/09/52 20,000 13,487
6.50% 02/15/34 10,000 10,964
Athene Global Funding
1.61% 06/29/26
5
15,000 13,599
1.99% 08/19/28
5
10,000 8,647
Farmers Insurance Exchange
4.75% 11/01/57
3,5
55,000 42,422
Guardian Life Insurance Co. of America (The)
3.70% 01/22/70
5
45,000 30,887

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
5 / December 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
MMI Capital Trust I,
Series B
7.63% 12/15/27 $ 25,000 $ 26,367
Nationwide Mutual Insurance Co.
7.94% 12/15/24
3,5
45,000 44,962
New York Life Insurance Co.
3.75% 05/15/50
5
15,000 12,023
Teachers Insurance & Annuity Association of America
4.38% 09/15/54
3,5
35,000 34,454
Willis North America, Inc.
5.35% 05/15/33 25,000 25,291
291,239
Materials — 0.70%
International Flavors & Fragrances, Inc.
1.23% 10/01/25
5
5,000 4,630
2.30% 11/01/30
5
15,000 12,415
5.00% 09/26/48 25,000 21,297
38,342
Office REITs — 1.40%
Boston Properties LP
2.55% 04/01/32 10,000 7,979
3.40% 06/21/29 5,000 4,491
Hudson Pacific Properties LP
3.95% 11/01/27 25,000 20,957
Kilroy Realty LP
2.50% 11/15/32 15,000 11,410
Piedmont Operating Partnership LP
2.75% 04/01/32 45,000 31,382
76,219
Real Estate Investment Trust (REIT) — 1.45%
American Tower Corp.
5.55% 07/15/33 20,000 20,750
Digital Realty Trust LP
3.60% 07/01/29 5,000 4,694
Equinix, Inc.
2.50% 05/15/31 45,000 38,227
NNN REIT, Inc.
5.60% 10/15/33 15,000 15,516
79,187
Residential REITs — 0.40%
American Homes 4 Rent LP
2.38% 07/15/31 15,000 12,404
Essex Portfolio LP
2.65% 03/15/32 5,000 4,195
Invitation Homes Operating Partnership LP
5.50% 08/15/33 5,000 5,012
21,611
Retail — 0.18%
Lowe's Cos., Inc.
5.75% 07/01/53 5,000 5,321
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Retail (continued)
McDonald's Corp.
(MTN)
4.20% 04/01/50 $ 5,000 $ 4,447
9,768
Services — 0.87%
Global Payments, Inc.
4.45% 06/01/28 30,000 29,177
RELX Capital, Inc.
4.00% 03/18/29 15,000 14,761
William Marsh Rice University
2.60% 05/15/50 5,000 3,358
47,296
Specialized REITs — 0.70%
CubeSmart LP
4.38% 02/15/29 5,000 4,850
Extra Space Storage LP
2.20% 10/15/30 40,000 33,330
38,180
Transportation — 1.50%
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 19,768 17,580
JetBlue Airways Pass-Through Trust,
Series 2019-1, Class AA
2.75% 05/15/32 12,257 10,361
JetBlue Airways Pass-Through Trust,
Series 2020-1, Class A
4.00% 11/15/32 24,111 22,050
United Airlines Pass-Through Trust,
Series 2016-2, Class AA
2.88% 10/07/28 6,879 6,167
United Airlines Pass-Through Trust,
Series 2023-1, Class A
5.80% 01/15/36 25,000 25,398
81,556
Water — 0.44%
Essential Utilities, Inc.
5.30% 05/01/52 25,000 24,079
Total Corporates
(Cost $5,089,044) 4,497,164
MORTGAGE-BACKED — 0.57%**
Non-Agency Commercial Mortgage-Backed — 0.09%
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
0.81% 09/10/47
1,2,3
559,876 1,521
Commercial Mortgage Trust,
Series 2014-UBS6, Class XA (IO)
0.82% 12/10/47
3
380,905 1,477
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
0.45% 08/10/43
3,5
1,237,494 2,052

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 6
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.18% 08/10/49
1,2,3,5
$ 146,033 $ 30
5,080
U.S. Agency Commercial Mortgage-Backed — 0.34%
Ginnie Mae,
Series 2009-111, Class IO (IO)
0.19% 09/16/51
3
498,335 17,284
Ginnie Mae,
Series 2012-144, Class IO (IO)
0.32% 01/16/53
3
138,543 941
18,225
U.S. Agency Mortgage-Backed — 0.14%
Fannie Mae REMICS,
Series 2011-116, Class SA (IO)
(-1.00 X SOFR30A plus 5.89%, 6.00% Cap)
0.55% 11/25/41
6
18,110 1,556
Fannie Mae REMICS,
Series 2012-128, Class UA
2.50% 06/25/42 6,926 6,250
7,806
Total Mortgage-Backed
(Cost $136,857) 31,111
MUNICIPAL BONDS — 2.17%*
California — 0.79%
Los Angeles Department of Airports Revenue Bonds, Port,
Airport and Marina Improvements, Series A
3.89% 05/15/38 15,000 13,436
San Francisco City & County Airport Commercial-San
Francisco International Airport Revenue Bonds, Series C
3.05% 05/01/34 35,000 29,763
43,199
Florida — 0.25%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.50% 10/01/31 15,000 13,756
Massachusetts — 0.30%
Massachusetts School Building Authority Revenue Bonds,
Series A
2.50% 02/15/37 10,000 7,490
Massachusetts School Building Authority Revenue Bonds,
Series B
2.97% 10/15/32 10,000 8,847
16,337
New York — 0.83%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
3.73% 08/01/29 5,000 4,814
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
New York (continued)
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series E
1.97% 02/01/33 $ 20,000 $ 16,018
New York State Urban Development Corp. Revenue Bonds,
Transit Improvements, Series B
2.54% 03/15/34 10,000 8,212
2.59% 03/15/35 20,000 16,158
45,202
Total Municipal Bonds
(Cost $138,937) 118,494
U.S. TREASURY SECURITIES — 12.99%
U.S. Treasury Bonds — 6.00%
U.S. Treasury Bonds (WI)
4.75% 11/15/53 291,000 327,307
U.S. Treasury Notes — 6.99%
U.S. Treasury Notes
4.25% 12/31/25 1,000 1,000
4.38% 11/30/28 78,000 79,837
4.38% 12/15/26 104,000 105,052
U.S. Treasury Notes (WI)
3.75% 12/31/28 55,000 54,753
4.50% 11/15/33 134,000 140,721
381,363
Total U.S. Treasury Securities
(Cost $671,759) 708,670
Total Bonds — 98.81%
(Cost $6,074,375)
5,389,606
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 2.34%
Money Market Funds — 2.34%
Fidelity Investments Money Market Funds - Government
Portfolio
5.25%
7
20,710 20,710
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.27%
7
107,000 107,000
Total Short-Term Investments
(Cost $127,710) 127,710
Total Investments - 101.15%
(Cost $6,202,085) 5,517,316
Liabilities in Excess of Other Assets - (1.15)% (62,503)
Net Assets - 100.00% $ 5,454,813

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
7 / December 2023
1
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
2
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $35,718, which is 0.65% of total net assets.
3
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
4
Foreign denominated security issued by foreign domiciled entity.
5
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
6
Floating rate security. The rate disclosed was in effect at December 31, 2023.
7
Represents the current yield as of December 31, 2023.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(GMTN): Global Medium-Term Note
(IO): Interest Only
(MTN): Medium-Term Note
(REIT): Real Estate Investment Trust
(SOFR): Secured Overnight Financing Rate
(WI): When Issued
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 12 03/28/24 $ 2,470,969 $ 24,527 $ 24,527
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Five-Year Note 2 03/28/24 (217,547) (4,800) (4,800)
U.S. Treasury Ten-Year Ultra Bond 2 03/19/24 (236,031) (10,246) (10,246)
(453,578) (15,046) (15,046)
TOTAL FUTURES CONTRACTS $ 2,017,391 $ 9,481 $ 9,481
Received by the Fund Paid by the Fund
Description
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
Paid
Unrealized
(Depreciation)
SWAPS: INTEREST RATE
Interest Rate Swap
1
12/20/53
USD-SOFR-
COMPOUND Annual 3.52% Annual $ 77 $ (3,349) $ — $ (3,349)
TOTAL SWAPS CONTRACTS $ 77 $ (3,349) $ — $ (3,349)
1
Centrally cleared.

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 8
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
9 / December 2023
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2023 is as follows:
CORPORATE BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 127,710 $ — $ — $ 127,710
Long-Term Investments:
Asset-Backed Securities — — 34,167 34,167
Corporates — 4,497,164 — 4,497,164
Mortgage-Backed Securities — 29,560 1,551 31,111
Municipal Bonds — 118,494 — 118,494
U.S. Treasury Securities 708,670 — — 708,670
Other Financial Instruments
*
Assets:
Interest rate contracts 24,527 — — 24,527
Liabilities:
Interest rate contracts (15,046) (3,349) — (18,395)
Total $ 845,861 $ 4,641,869 $ 35,718 $ 5,523,448
*Other financial instruments include futures and swaps. Interest rate contracts include futures and swaps.

Corporate Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 10
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2023 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
CORPORATE BOND
FUND
ASSET-BACKED
SECURITIES
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2023 $ 35,886 $ 5,168 $ 41,054
Accrued discounts/premiums — (1,851) (1,851)
Realized gain (loss) — — —
Change in unrealized appreciation (depreciation)* 257 (1,766) (1,509)
Purchases — — —
Sales (1,976) — (1,976)
Transfers into Level 3** — — —
Transfers out of Level 3** — — —
Balance as of
December 31, 2023
$ 34,167 $ 1,551 $ 35,718
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2023 was $(1,509) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2023.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2023, are as follows:
CORPORATE BOND FUND
FAIR VALUE AT
12/31/23
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $34,167 Broker Quote Offered Quote $90.44 $90.44 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $1,551 Third-Party Vendor Vendor Prices $0.02 - $0.27 $0.27 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.